CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash information - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents consist of
Cash	$ 64.0	$ 136.0	$ 5.1
Cash equivalents	1.1	1.3	8.9
Total cash and cash equivalents	$ 65.1	$ 137.3	$ 14.0